GOVERNMENT SUBSIDIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GOVERNMENT SUBSIDIES
Government subsidies received	$ 3,866,700	$ 220,559	$ 88,147